Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consist of the following at December 31:

	2020	2019
Deferred Tax Assets:
Federal and state net operating loss carry forwards	$9,512,596	$7,302,375
Capitalized start-up costs	2,210,392	2,483,736
Capitalized research and development costs	462,768	424,390
Patents	41,842	57,907
Share-based compensation	241,177	242,437
Other	112,376	25,405
Total gross deferred tax assets	12,581,151	10,536,250
Deferred Tax Liabilities
Right-of-use asset	(70,914)	—
Total gross deferred tax liabilities	(70,914)	—
Valuation Allowance	(12,510,237)	(10,536,250)
Net deferred tax assets	$—	—

Schedule of Components of Income Tax Expense (Benefit)

A reconciliation of the statutory federal income tax expense (benefit) to the effective tax is as follows for the years ended December 31:

	2020	2019
Statutory rate – federal	21.0%	21.0%
Effect of:
State income tax, net of federal benefit	5.1	3.0
State NOL true-up	(1.1)	(2.0)
Goodwill impairment	-	(9.0)
Prior year true up	2.7	-
Other permanent differences	3.0	(1.0)
Change in valuation allowances	(30.7)	(13.0)
Income taxes	0.0%	0.0%